Investments	12 Months Ended
Mar. 31, 2018
Investments

4. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2017 and 2018 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,256,512	22,782	16,408	10,262,886
Japanese local government bonds	279,864	4,841	233	284,472
U.S. Treasury bonds and federal agency securities	1,148,389	10	4,578	1,143,821
Other foreign government bonds	933,942	1,246	236	934,952
Agency mortgage-backed securities (1)	832,738	15,500	5,441	842,797
Residential mortgage-backed securities	142,879	1,838	558	144,159
Commercial mortgage-backed securities	223,105	1,092	282	223,915
Japanese corporate bonds and other debt securities (2)	1,958,472	52,046	2,286	2,008,232
Foreign corporate bonds and other debt securities (3)	909,052	3,377	1,643	910,786
Equity securities (marketable)	1,528,808	2,273,883	1,593	3,801,098

Total	18,213,761	2,376,615	33,258	20,557,118

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,059,976	37,168	—	3,097,144
Agency mortgage-backed securities (4)	757,384	121	7,931	749,574

Total	3,817,360	37,289	7,931	3,846,718

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	13,334,619	7,332	9,656	13,332,295
Japanese local government bonds	236,711	2,903	280	239,334
U.S. Treasury bonds and federal agency securities	689,297	109	3,557	685,849
Other foreign government bonds	1,057,852	1,043	1,102	1,057,793
Agency mortgage-backed securities (1)	882,686	13,356	7,628	888,414
Residential mortgage-backed securities	117,870	1,264	281	118,853
Commercial mortgage-backed securities	437,115	4,132	323	440,924
Japanese corporate bonds and other debt securities (2)	1,950,947	40,290	1,410	1,989,827
Foreign corporate bonds and other debt securities (3)	879,506	1,927	2,082	879,351
Equity securities (marketable)	1,595,106	2,449,173	11,291	4,032,988

Total	21,181,709	2,521,529	37,610	23,665,628

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,959,910	24,472	—	1,984,382
Agency mortgage-backed securities (4)	557,641	—	20,177	537,464

Total	2,517,551	24,472	20,177	2,521,846

Notes :

(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
(2)	Other debt securities presented in this line primarily consist of certificates of deposit (“CDs”), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥106,101 million at March 31, 2018.
(3)	Other debt securities presented in this line primarily consist of CDs and asset-backed securities (“ABS”), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥313,164 million at March 31, 2018.
(4)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2018 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. All securities, including securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,288,570	5,024,258	1,922,141	99,650	13,334,619
Japanese local government bonds	31,962	118,445	81,541	4,763	236,711
U.S. Treasury bonds and federal agency securities	610,995	—	78,302	—	689,297
Other foreign government bonds	842,041	207,604	8,207	—	1,057,852
Agency mortgage-backed securities	—	—	—	882,686	882,686
Residential mortgage-backed securities	—	—	—	117,870	117,870
Commercial mortgage-backed securities	858	137,409	224,548	74,300	437,115
Japanese corporate bonds and other debt securities	312,046	1,067,186	409,419	162,296	1,950,947
Foreign corporate bonds and other debt securities	503,309	312,257	60,998	2,942	879,506

Total	8,589,781	6,867,159	2,785,156	1,344,507	19,586,603

Held-to-maturity securities:
Debt securities:
Japanese government bonds	840,030	740,103	379,777	—	1,959,910
Agency mortgage-backed securities	—	—	—	557,641	557,641

Total	840,030	740,103	379,777	557,641	2,517,551

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	6,286,075	5,026,020	1,920,660	99,540	13,332,295
Japanese local government bonds	32,020	119,496	82,991	4,827	239,334
U.S. Treasury bonds and federal agency securities	610,406	—	75,443	—	685,849
Other foreign government bonds	842,068	207,593	8,132	—	1,057,793
Agency mortgage-backed securities	—	—	—	888,414	888,414
Residential mortgage-backed securities	—	—	—	118,853	118,853
Commercial mortgage-backed securities	859	137,554	227,413	75,098	440,924
Japanese corporate bonds and other debt securities	312,303	1,102,032	411,127	164,365	1,989,827
Foreign corporate bonds and other debt securities	503,219	312,047	61,172	2,913	879,351

Total	8,586,950	6,904,742	2,786,938	1,354,010	19,632,640

Held-to-maturity securities:
Debt securities:
Japanese government bonds	841,850	746,088	396,444	—	1,984,382
Agency mortgage-backed securities	—	—	—	537,464	537,464

Total	841,850	746,088	396,444	537,464	2,521,846

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. For equity securities, impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the fiscal years ended March 31, 2016, 2017 and 2018. No impairment losses were recognized on held-to-maturity securities for the periods.

	2016	2017	2018
	(in millions of yen)
Available-for-sale securities:
Debt securities	4,020	138	1,015
Equity securities	34,041	12,029	3,080

Total	38,061	12,167	4,095

For the fiscal year ended March 31, 2018, the other-than-temporary impairment losses on debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds in respect of which the MHFG Group determined credit losses existed. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment on these securities was recognized in earnings. The total other-than-temporary impairment met the criteria to be immediately recorded in earnings and no portion was recognized in other comprehensive income.

The other-than-temporary impairment losses on equity securities were mainly attributable to the decline in the fair value of certain Japanese equity securities.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2017 and 2018:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,574,649	15,796	95,612	612	5,670,261	16,408
Japanese local government bonds	58,700	233	—	—	58,700	233
U.S. Treasury bonds and federal agency securities	1,013,962	4,578	—	—	1,013,962	4,578
Other foreign government bonds	334,300	230	8,327	6	342,627	236
Agency mortgage-backed securities (1)	195,887	3,705	42,501	1,736	238,388	5,441
Residential mortgage-backed securities	5,873	3	28,994	555	34,867	558
Commercial mortgage-backed securities	8,314	218	17,634	64	25,948	282
Japanese corporate bonds and other debt securities	470,602	2,062	158,713	224	629,315	2,286
Foreign corporate bonds and other debt securities	202,347	1,353	77,699	290	280,046	1,643
Equity securities (marketable)	30,688	383	4,117	1,210	34,805	1,593

Total	7,895,322	28,561	433,597	4,697	8,328,919	33,258

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	460,882	3,518	259,466	4,413	720,348	7,931

Total	460,882	3,518	259,466	4,413	720,348	7,931

2018
Available-for-sale securities:
Debt securities:
Japanese government bonds	8,052,820	3,716	2,868,078	5,940	10,920,898	9,656
Japanese local government bonds	28,827	139	58,998	141	87,825	280
U.S. Treasury bonds and federal agency securities	515,005	3,557	—	—	515,005	3,557
Other foreign government bonds	419,648	1,030	68,359	72	488,007	1,102
Agency mortgage-backed securities (1)	45,434	1,116	188,326	6,512	233,760	7,628
Residential mortgage-backed securities	11,336	14	16,129	267	27,465	281
Commercial mortgage-backed securities	68,723	242	7,835	81	76,558	323
Japanese corporate bonds and other debt securities	563,831	933	403,069	477	966,900	1,410
Foreign corporate bonds and other debt securities	358,410	888	87,472	1,194	445,882	2,082
Equity securities (marketable)	338,243	11,249	366	42	338,609	11,291

Total	10,402,277	22,884	3,698,632	14,726	14,100,909	37,610

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	30,589	766	506,875	19,411	537,464	20,177

Total	30,589	766	506,875	19,411	537,464	20,177

Notes	:
(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

At March 31, 2018, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including Japanese corporate bonds with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

The equity securities in an unrealized loss position were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2016, 2017 and 2018. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2016, 2017 and 2018” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2016	2017	2018
	(in millions of yen)
Gross realized gains	297,344	353,036	314,948
Gross realized losses	(45,376)	(21,163)	(41,044)

Net realized gains (losses) on sales of available-for-sale securities	251,968	331,873	273,904

Other investments

The following table summarizes the composition of Other investments at March 31, 2017 and 2018:

	2017	2018
	(in millions of yen)
Equity method investments	249,679	280,666
Investments held by consolidated investment companies	37,462	37,735
Other equity interests	307,928	267,495

Total	595,069	585,896

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥132,817 million and ¥152,445 million, at March 31, 2017 and 2018, respectively. The aggregate market values of these marketable equity securities were ¥273,249 million and ¥324,239 million, respectively. The majority of the aggregate market values of these marketable equity securities are related to Orient Corporation, of which the MHFG Group’s proportionate share of the total outstanding common stock was 49.0% as of March 31, 2018.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable, nor practicable to estimate. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.